SIGNIFICANT ACCOUNTING POLICIES (Details) - Discount rate	Mar. 31, 2022
Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	12
Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	48